UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    RR Partners LP
Address: c/o East Side Capital Corp
         888 Seventh Avenue, 30th Floor
         New York, NY  10106

13F File Number:  028-10804

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      David Rasiel
Title:     Principal
Phone:     212-320-5716

Signature, Place, and Date of Signing:

  /s/ David Rasiel     New York, NY     February 14, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    19

Form 13F Information Table Value Total:    $1,770,764 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERIPRISE FINL INC            COM              03076C106   131824  2104800 SH       SOLE                  2104800        0        0
APACHE CORP                    COM              037411105    37536   478164 SH       SOLE                   478164        0        0
CIGNA CORPORATION              COM              125509109    92106  1722900 SH       SOLE                  1722900        0        0
DEAN FOODS CO NEW              COM              242370104    28017  1697000 SH       SOLE                  1697000        0        0
FISERV INC                     COM              337738108    70827   896200 SH       SOLE                   896200        0        0
HARTFORD FINL SVCS GROUP INC   COM              416515104   168062  7489400 SH       SOLE                  7489400        0        0
HENRY JACK & ASSOC INC         COM              426281101     6050   154100 SH       SOLE                   154100        0        0
HERBALIFE LTD                  COM USD SHS      G4412G101    99449  3019100 SH       SOLE                  3019100        0        0
KBR INC                        COM              48242W106   115306  3853819 SH       SOLE                  3853819        0        0
KIRBY CORP                     COM              497266106    58548   946000 SH       SOLE                   946000        0        0
KROGER CO                      COM              501044101   145228  5581400 SH       SOLE                  5581400        0        0
LINCOLN NATL CORP IND          COM              534187109   172289  6652100 SH       SOLE                  6652100        0        0
OCEANEERING INTL INC           COM              675232102    54909  1020800 SH       SOLE                  1020800        0        0
PHILLIPS 66                    COM              718546104   183766  3460750 SH       SOLE                  3460750        0        0
REPUBLIC SVCS INC              COM              760759100    70503  2403800 SH       SOLE                  2403800        0        0
ROSETTA RESOURCES INC          COM              777779307    50187  1107400 SH       SOLE                  1107400        0        0
TELEDYNE TECHNOLOGIES INC      COM              879360105    68909  1059000 SH       SOLE                  1059000        0        0
TUPPERWARE BRANDS CORP         COM              899896104    48504   756700 SH       SOLE                   756700        0        0
VALERO ENERGY CORP NEW         COM              91913Y100   168744  4945600 SH       SOLE                  4945600        0        0